OTHER PROVISIONS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-current provisions
Beginning balance, non-current	€ 330	€ 366
Additions, non-current	693	70
Utilization, non-current	(787)	(106)
Ending balance, non-current	237	330
Current provisions
Beginning balance, current	360	451
Additions, current	2,504	155
Utilization, current	(1,520)	(247)
Reversal of unused amount, current	(370)
Ending balance, current	973	360
Warranty provision
Non-current provisions
Beginning balance, non-current	211	203
Additions, non-current	211	99
Utilization, non-current	(184)	(91)
Ending balance, non-current	238	211
Current provisions
Beginning balance, current	139	228
Additions, current	152	25
Utilization, current	(66)	(114)
Ending balance, current	225	139
Jubilee provision
Non-current provisions
Beginning balance, non-current	119	163
Additions, non-current	482	(30)
Utilization, non-current	(603)	(14)
Ending balance, non-current	2	119
Provision for legal claims
Current provisions
Beginning balance, current	67	32
Additions, current	44	123
Utilization, current		(88)
Reversal of unused amount, current	(58)
Ending balance, current	53	67
Other provisions
Current provisions
Beginning balance, current	153	191
Additions, current	2,308	7
Utilization, current	(1,454)	(45)
Reversal of unused amount, current	(312)
Ending balance, current	€ 695	€ 153